Revenue - Schedule of Revenue from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue from Continuing Operations [Line Items]
Total revenue	$ 18
Hemp-derived beverages [Member]
Schedule of Revenue from Continuing Operations [Line Items]
Total revenue	18
Transferred at a point-in-time [Member]
Schedule of Revenue from Continuing Operations [Line Items]
Total revenue	$ 18